Warrants - Summary of Vesting Status of the Customer Warrant (Detail) - shares	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Vesting Status Of Warrants [Line Items]
Warrants outstanding	2,680,607	2,680,607
Vested Customer Warrants [Member]
Disclosure Of Vesting Status Of Warrants [Line Items]
Warrants outstanding	1,340,297	1,072,237
Unvested Customer Warrants [Member]
Disclosure Of Vesting Status Of Warrants [Line Items]
Warrants outstanding	1,340,310	1,608,370